UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22718

Two Roads Shared Trust

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(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

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(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

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(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 895-1600

Date of fiscal year end: April 30

Date of reporting period: July 1, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD:

Explanatory Note: This amended Form N-PX is being filed to supplement the Form N-PX originally filed with the U.S. Securities and Exchange Commission on August 24, 2021 and August 26, 2021 (Accession Numbers: 0001580642-21-003948 and 0001580642-21-003998) in order to include additional items to the proxy voting record that occurred during the reporting period that were inadvertently omitted from the original filing.

Registrant: Anfield Capital Diversified Alternatives ETF				Item 1, Exhibit 3
Investment Company Act file number: 811- 22963
Reporting Period: July 1, 2020-June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
NO PROXIES VOTED DURING REPORTING PERIOD

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Two Roads Shared Trust

By (Signature and Title)    /s/James Colantino

James Colantino

President of the Trust

Date: November 19, 2021